UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement of comprehensive income [abstract]
Net income (loss)	$ 294	$ (29)	$ 313	$ 1,738
Items that may be reclassified subsequently to profit or loss:
Fair value through other comprehensive income	(143)	7	(323)	(92)
Foreign currency translation	(820)	368	(453)	38
Net investment and cash flow hedges	346	(145)	368	89
Equity accounted investments	(1)	3	(1)	1
Taxes on the above items	9	3	55	21
Reclassification to profit or loss	30	18	42	19
Other comprehensive income that will be reclassified to profit or loss, net of tax	(579)	254	(312)	76
Items that will not be reclassified subsequently to profit or loss:
Fair value through other comprehensive income	(153)	60	(269)	160
Taxes on the above item	10	(8)	13	(20)
Total other comprehensive income (loss)	(722)	306	(568)	216
Comprehensive income (loss)	(428)	277	(255)	1,954
Attributable to:
Limited partners	(33)	(1)	(6)	270
Non-controlling interests attributable to:
Redemption-exchange units	(30)	1	(6)	241
Special limited partners	0	79	0	79
Preferred shares	0	0	0	0
BBUC exchangeable shares	(32)	0	(28)	0
Interest of others in operating subsidiaries	(333)	198	(215)	1,364
Comprehensive income (loss)	$ (428)	$ 277	$ (255)	$ 1,954